Working capital - Provisions (Details) £ in Millions	12 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure of other provisions [line items]
30 June 2022	£ 417
Exchange differences	(27)
Disposal of businesses	(2)
Provisions charged during the year	31
Provisions utilised during the year	(75)
Transfers from other payables	12
Unwinding of discounts	6
30 June 2023	362
Current liabilities	119
Non-current liabilities	243
Provisions	362
Thalidomide
Disclosure of other provisions [line items]
30 June 2022	178
Exchange differences	(1)
Disposal of businesses	0
Provisions charged during the year	0
Provisions utilised during the year	(14)
Transfers from other payables	0
Unwinding of discounts	5
30 June 2023	168
Current liabilities	13
Non-current liabilities	155
Provisions	168
Other
Disclosure of other provisions [line items]
30 June 2022	239
Exchange differences	(26)
Disposal of businesses	(2)
Provisions charged during the year	31
Provisions utilised during the year	(61)
Transfers from other payables	12
Unwinding of discounts	1
30 June 2023	194
Current liabilities	106
Non-current liabilities	88
Provisions	£ 194